November 16, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

     Re:  MuniYield California Insured Fund II, Inc.
     Pre-Effective Amendment No. 1 to the
     Registration Statement on Form N-14
     (Securities Act File No. 333-70642 and
     Investment Company Act File No. 811-06692)
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Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniYield California Insured Fund II, Inc. (the "Fund") hereby certifies that:

(1) the form of prospectus that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14; and

(2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on November 9, 2001.


                                      Very truly yours,

                                      MuniYield California Insured Fund II, Inc.

                                      By: /s/ Alice A. Pellegrino
                                          -----------------------
                                          Alice A. Pellegrino
                                          Secretary